Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information - Revenue Attributed to United States and All Other Countries (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Net sales	$ 17,206,880	$ 16,432,243	$ 15,847,473	$ 14,606,252	$ 17,312,823	$ 16,915,135	$ 16,340,153	$ 14,047,890	$ 64,092,848	$ 64,616,001	$ 73,568,738
UNITED STATES
Net sales									51,558,474	51,379,528	57,402,020
Non-US [Member]
Net sales									$ 12,534,374	$ 13,236,473	$ 16,166,718